Cover	Apr. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2024
Entity File Number	000-53259
Entity Registrant Name	POWERDYNE INTERNATIONAL, INC.
Entity Central Index Key	0001435617
Entity Tax Identification Number	20-5572576
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	45 Main Street
Entity Address, City or Town	North Reading
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	601864
City Area Code	(401)
Local Phone Number	739-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false